Related party disclosures - Superannuation plans (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Related party disclosures
Group contributions to defined contribution plans	$ 348	$ 329
Group contributions to defined benefit plans	$ 30	$ 33